Document and Entity Information	Mar. 31, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	MAGENTA THERAPEUTICS, INC.
Entity incorporation state code	DE
Entity File Number	001-38541
Entity Tax Identification Number	81-0724163
Entity Address, Address Line One	300 Technology Square
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	857
Local Phone Number	242-0170
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001690585
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	100 Technology Square
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
Common Stock, $0.001 Par Value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	MGTA
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true